Statements of Changes in Shareholders’ Deficit - USD ($)	Class A Ordinary Shares Ordinary Shares	Class B Ordinary Shares Ordinary Shares	Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2021		$ 799			$ (21,181,135)	$ (21,180,336)
Balance (in Shares) at Dec. 31, 2021		7,980,409
Remeasurement adjustment of carrying value to Class A ordinary shares to redemption value					(4,695,302)	(4,695,302)
Net (loss) income					10,578,125	10,578,125
Balance at Dec. 31, 2022		$ 799			(15,298,312)	(15,297,513)
Balance (in Shares) at Dec. 31, 2022		7,980,409
Reduction of deferred underwriter fees				10,844,098		10,844,098
Issuance of Subscription Shares			$ 256,635
Remeasurement adjustment of carrying value to Class A ordinary shares to redemption value				(3,568,966)		(3,568,966)
Net (loss) income					(420,047)	(420,047)
Balance at Mar. 31, 2023		$ 799		7,531,767	(15,718,359)	(8,185,793)
Balance at Dec. 31, 2022		$ 799			(15,298,312)	(15,297,513)
Balance (in Shares) at Dec. 31, 2022		7,980,409
Balance at Dec. 31, 2022		$ 799			(15,298,312)	(15,297,513)
Balance (in Shares) at Dec. 31, 2022		7,980,409
Remeasurement adjustment of carrying value to Class A ordinary shares to redemption value						(4,355,287)
Net (loss) income						2,132,353
Balance at Jun. 30, 2023		$ 799		6,912,413	(13,165,959)	(6,252,747)
Balance at Dec. 31, 2022		$ 799			(15,298,312)	(15,297,513)
Balance (in Shares) at Dec. 31, 2022		7,980,409
Remeasurement adjustment of carrying value to Class A ordinary shares to redemption value						(5,439,596)
Net (loss) income						1,794,302
Balance at Sep. 30, 2023	$ 799			6,319,277	(13,504,009)	(7,183,933)
Balance at Dec. 31, 2022		$ 799			(15,298,312)	(15,297,513)
Balance (in Shares) at Dec. 31, 2022		7,980,409
Reduction of deferred underwriter fees				10,844,098		10,844,098
Conversion of Class B shares to Class A shares	$ 799	$ (799)
Conversion of Class B shares to Class A shares (in Shares)	7,980,409	(7,980,409)
Remeasurement adjustment of Class A ordinary shares to redemption value				(5,898,905)		(5,898,905)
Issuance of Subscription Shares				1,153,305		1,153,305
Net (loss) income					(34,727)	(34,727)
Balance at Dec. 31, 2023	$ 799			6,098,498	(15,333,039)	(9,233,742)
Balance (in Shares) at Dec. 31, 2023	7,980,409
Balance at Mar. 31, 2023		$ 799		7,531,767	(15,718,359)	(8,185,793)
Remeasurement adjustment of carrying value to Class A ordinary shares to redemption value				(786,320)		(786,320)
Net (loss) income					2,552,400	2,552,400
Balance at Jun. 30, 2023		799		6,912,413	(13,165,959)	(6,252,747)
Conversion of Class B shares to Class A shares	$ 799	$ (799)
Conversion of Class B shares to Class A shares (in Shares)	7,980,409	(7,980,409)
Issuance of Subscription Shares			$ 491,176
Remeasurement adjustment of carrying value to Class A ordinary shares to redemption value				(1,084,311)		(1,084,311)
Net (loss) income					(338,050)	(338,050)
Balance at Sep. 30, 2023	$ 799			$ 6,319,277	$ (13,504,009)	$ (7,183,933)